AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 83.2%
Common Stocks — 56.2%
Australia — 0.4%
BHP Group Ltd.	252,899	$9,683,691
Rio Tinto PLC	13,057	1,037,248
		10,720,939
Austria — 0.1%
Erste Group Bank AG	26,376	959,826
Wienerberger AG	26,010	786,438
		1,746,264
Belgium — 0.4%
KBC Group NV	150,711	10,830,823
Brazil — 0.3%
Ambev SA, ADR(a)	116,351	375,814
Atacadao SA	46,506	220,757
B3 SA - Brasil Bolsa Balcao	186,545	614,757
EDP - Energias do Brasil SA	34,894	172,819
Itau Unibanco Holding SA, ADR	206,708	1,180,303
Localiza Rent a Car SA	16,475	211,809
Lojas Renner SA	75,415	437,501
Magazine Luiza SA	142,251	204,665
MercadoLibre, Inc.*	1,421	1,690,251
Porto Seguro SA	18,170	80,717
Raia Drogasil SA	141,729	712,656
Suzano SA	42,119	488,773
TIM SA, ADR	17,466	253,257
Vale SA, ADR(a)	77,946	1,558,141
WEG SA	146,419	1,073,298
XP, Inc. (Class A Stock)*	3,224	97,042
		9,372,560
Canada — 0.6%
Canadian National Railway Co.	55,749	7,478,388
Fairfax Financial Holdings Ltd. (OOTC)(a)	999	544,185
Fairfax Financial Holdings Ltd. (XTSE)	2,334	1,273,334
Ritchie Bros. Auctioneers, Inc.(a)	20,110	1,187,093
Shopify, Inc. (Class A Stock)*	1,358	917,954
Toronto-Dominion Bank (The)	101,524	8,055,166
		19,456,120
Chile — 0.0%
Banco Santander Chile, ADR(a)	14,414	325,612
Cencosud SA	53,727	105,843
Cia Cervecerias Unidas SA, ADR	4,390	65,674
		497,129
China — 2.3%
Alibaba Group Holding Ltd.*	466,304	6,321,564
Amoy Diagnostics Co. Ltd. (Class A Stock)	7,400	59,435
Anhui Conch Cement Co. Ltd. (Class H Stock)	33,500	171,295
Anjoy Foods Group Co. Ltd. (Class A Stock)	5,300	91,619
ANTA Sports Products Ltd.	26,600	330,974
Baidu, Inc., ADR*	3,412	451,408
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	251,400	$265,949
BeiGene Ltd., ADR*	628	118,441
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (Class A Stock)	24,000	168,830
BOE Technology Group Co. Ltd. (Class A Stock)	379,400	256,175
Budweiser Brewing Co. APAC Ltd., 144A	222,900	589,327
BYD Co. Ltd. (Class H Stock)	6,000	167,390
Chacha Food Co. Ltd. (Class A Stock)	23,700	199,392
China Conch Environment Protection Holdings Ltd.*	53,000	66,307
China Conch Venture Holdings Ltd.	53,000	154,488
China Construction Bank Corp. (Class H Stock)	1,934,000	1,446,287
China International Capital Corp. Ltd. (Class H Stock), 144A	128,000	283,415
China Lesso Group Holdings Ltd.	114,000	137,292
China Life Insurance Co. Ltd. (Class H Stock)	242,000	368,563
China Merchants Bank Co. Ltd. (Class H Stock)	126,500	984,464
China Molybdenum Co. Ltd. (Class H Stock)	471,000	243,655
China Pacific Insurance Group Co. Ltd. (Class H Stock)	115,200	278,132
China Petroleum & Chemical Corp. (Class H Stock)	480,000	239,547
China Resources Land Ltd.	100,000	462,896
China Resources Mixc Lifestyle Services Ltd., 144A	24,400	119,849
China Vanke Co. Ltd. (Class H Stock)	164,700	370,796
Chongqing Brewery Co. Ltd. (Class A Stock)*	7,200	121,071
Chongqing Fuling Zhacai Group Co. Ltd. (Class A Stock)	22,700	115,461
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	4,400	351,466
Country Garden Services Holdings Co. Ltd.	58,000	245,749
CSPC Pharmaceutical Group Ltd.	216,000	248,271
ENN Energy Holdings Ltd.	25,600	382,562
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	60,630	830,791
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	36,000	146,643
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	8,000	113,099
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	414,000	341,325
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	10,600	122,570
Haier Smart Home Co. Ltd. (Class H Stock)	133,000	426,886
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	10,200	123,422
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	24,000	$144,023
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	20,200	84,854
Huatai Securities Co. Ltd. (Class H Stock), 144A	93,000	142,466
Huayu Automotive Systems Co. Ltd. (Class A Stock)	36,600	114,321
Huazhu Group Ltd.	61,500	206,736
Huazhu Group Ltd., ADR	5,734	189,165
Hundsun Technologies, Inc. (Class A Stock)	12,660	88,243
Hutchmed China Ltd., ADR*(a)	2,394	45,294
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,032,000	631,478
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	61,101	353,207
JD.com, Inc. (Class A Stock)*	94,768	2,732,645
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	10,200	83,080
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	35,571	205,295
Kuaishou Technology, 144A*	11,700	107,342
Kunlun Energy Co. Ltd.	290,000	251,594
Kweichow Moutai Co. Ltd. (Class A Stock)	4,932	1,325,852
Laobaixing Pharmacy Chain JSC (Class A Stock)	25,660	145,592
Lenovo Group Ltd.	130,000	140,461
Longfor Group Holdings Ltd., 144A	79,500	406,127
Maxscend Microelectronics Co. Ltd. (Class A Stock)	2,400	78,741
Meituan (Class B Stock), 144A*	71,500	1,377,810
Midea Group Co. Ltd. (Class A Stock)	59,300	528,380
Minth Group Ltd.	58,000	141,022
NetEase, Inc.	89,310	1,588,529
NIO, Inc., ADR*(a)	22,164	466,552
Nongfu Spring Co. Ltd. (Class H Stock), 144A	27,800	147,250
NXP Semiconductors NV	83,301	15,417,349
Oppein Home Group, Inc. (Class A Stock)	13,100	240,539
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	21,700	260,802
PICC Property & Casualty Co. Ltd. (Class H Stock)	384,000	390,390
Pinduoduo, Inc., ADR*(a)	8,344	334,678
Ping An Bank Co. Ltd. (Class A Stock)	127,900	307,949
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	295,000	2,074,016
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	43,600	121,365
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	323,000	260,344
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	14,545	163,180
Shanghai Baosight Software Co. Ltd. (Class A Stock)	19,800	151,440
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	4,700	$226,616
Silergy Corp.	3,000	356,131
Skshu Paint Co. Ltd. (Class A Stock)	12,100	168,684
Sunny Optical Technology Group Co. Ltd.	20,100	320,530
Tencent Holdings Ltd.	291,500	13,601,690
Tongwei Co. Ltd. (Class A Stock)	30,300	202,027
Trip.com Group Ltd., ADR*	9,989	230,946
Wanhua Chemical Group Co. Ltd. (Class A Stock)	16,500	208,948
Wuliangye Yibin Co. Ltd. (Class A Stock)	3,900	94,452
WuXi AppTec Co. Ltd. (Class H Stock), 144A	20,064	316,041
Wuxi Biologics Cayman, Inc., 144A*	151,500	1,238,878
Xiaomi Corp. (Class B Stock), 144A*	121,800	211,123
Xinyi Solar Holdings Ltd.	232,000	407,224
XPeng, Inc. (Class A Stock)*	18,148	252,052
Yum China Holdings, Inc. (NYSE)	18,408	764,668
Yum China Holdings, Inc. (XHKG)	2,450	105,787
Yunnan Energy New Material Co. Ltd. (Class A Stock)	3,600	124,037
Zai Lab Ltd., ADR*(a)	933	41,033
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	13,200	92,976
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	61,970	198,820
Zhongji Innolight Co. Ltd. (Class A Stock)	19,300	95,585
Zijin Mining Group Co. Ltd. (Class H Stock)	308,000	470,508
		69,093,673
Colombia — 0.0%
Ecopetrol SA, ADR(a)	17,456	324,682
Denmark — 1.1%
Carlsberg A/S (Class B Stock)	51,380	6,295,812
Coloplast A/S (Class B Stock)	26,481	4,026,915
Novo Nordisk A/S (Class B Stock)	193,256	21,456,146
Pandora A/S	7,757	743,003
Royal Unibrew A/S	5,751	538,813
		33,060,689
Finland — 0.2%
Kone OYJ (Class B Stock)	25,057	1,313,117
Neste OYJ	11,450	522,640
Nokia OYJ*	358,134	1,969,685
Nordea Bank Abp	154,103	1,590,379
		5,395,821
France — 2.2%
Airbus SE*	70,825	8,563,466
BNP Paribas SA	28,057	1,601,023
Capgemini SE	54,072	12,027,525
Credit Agricole SA	262,333	3,141,136
L’Oreal SA	14,577	5,840,710

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE	25,588	$18,236,889
Safran SA	34,731	4,088,757
Thales SA	4,153	522,283
Vinci SA	116,603	11,944,679
		65,966,468
Germany — 1.5%
adidas AG	22,885	5,350,885
Allianz SE	56,335	13,423,844
Brenntag SE	18,025	1,454,295
Deutsche Boerse AG	7,526	1,350,813
Deutsche Post AG	69,214	3,307,543
Deutsche Telekom AG	114,302	2,140,494
DWS Group GmbH & Co. KGaA, 144A	14,059	514,656
GFT Technologies SE	23,654	1,078,449
Mercedes-Benz Group AG	27,149	1,900,748
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,457	1,727,300
RWE AG	221,549	9,649,679
Siemens AG	22,266	3,070,059
		44,968,765
Greece — 0.0%
Hellenic Telecommunications Organization SA	14,184	256,640
OPAP SA	17,295	251,754
		508,394
Hong Kong — 0.6%
AIA Group Ltd.	970,000	10,127,098
Hong Kong Exchanges & Clearing Ltd.	133,300	6,255,637
Jardine Matheson Holdings Ltd.	5,100	279,679
Techtronic Industries Co. Ltd.	69,500	1,117,980
		17,780,394
Hungary — 0.0%
OTP Bank Nyrt*	9,451	344,932
Richter Gedeon Nyrt	6,926	146,284
		491,216
India — 0.9%
ACC Ltd.	5,649	159,995
Apollo Hospitals Enterprise Ltd.	6,959	414,272
Axis Bank Ltd.*	36,204	361,715
Bharat Petroleum Corp. Ltd.	63,909	302,903
Biocon Ltd.*	34,196	151,328
Britannia Industries Ltd.	8,751	368,983
Dabur India Ltd.	23,688	167,302
Eicher Motors Ltd.	4,734	152,819
HDFC Bank Ltd., ADR	151,255	9,276,469
HDFC Life Insurance Co. Ltd., 144A	53,025	375,950
Hindalco Industries Ltd.	58,374	436,297
Hindustan Unilever Ltd.	24,666	665,686
Housing Development Finance Corp. Ltd.	150,517	4,726,117
	Shares	Value
Common Stocks (continued)
India (cont’d.)
ICICI Bank Ltd.	112,105	$1,076,712
Infosys Ltd., ADR	143,687	3,576,370
Kotak Mahindra Bank Ltd.	21,720	500,357
Larsen & Toubro Ltd.	20,224	470,585
Maruti Suzuki India Ltd.	4,989	495,951
NTPC Ltd.	173,111	307,401
Oil & Natural Gas Corp. Ltd.	123,613	266,776
Petronet LNG Ltd.	83,858	214,068
Power Grid Corp. of India Ltd.	91,423	261,519
Reliance Industries Ltd.	56,488	1,957,988
Shriram Transport Finance Co. Ltd.	16,308	243,189
Tata Consultancy Services Ltd.	21,536	1,059,758
Tata Consumer Products Ltd.	12,001	122,821
Tata Steel Ltd.	14,058	241,078
UltraTech Cement Ltd.	3,332	289,798
Wipro Ltd.	17,793	138,456
		28,782,663
Indonesia — 0.3%
Bank Central Asia Tbk PT	11,067,500	6,153,735
Bank Rakyat Indonesia Persero Tbk PT	4,837,607	1,564,050
Telkom Indonesia Persero Tbk PT	2,148,900	683,241
Unilever Indonesia Tbk PT	1,000,500	254,073
		8,655,099
Italy — 0.0%
UniCredit SpA	90,193	967,979
Japan — 0.8%
Allegro MicroSystems, Inc.*	23,070	655,188
Bridgestone Corp.	62,800	2,430,056
Honda Motor Co. Ltd.	81,900	2,318,442
Hoya Corp.	27,800	3,138,481
Keyence Corp.	10,100	4,702,997
Kyowa Kirin Co. Ltd.	35,100	815,985
Shin-Etsu Chemical Co. Ltd.	22,900	3,492,945
Sony Group Corp.	62,500	6,435,391
		23,989,485
Kuwait — 0.0%
National Bank of Kuwait SAKP	78,941	285,216
Luxembourg — 0.1%
ArcelorMittal SA	44,039	1,412,508
Macau — 0.0%
Sands China Ltd.*	117,200	279,624
Malaysia — 0.0%
CIMB Group Holdings Bhd	137,900	174,546
Malayan Banking Bhd	67,300	139,618
Petronas Chemicals Group Bhd	147,300	336,205
Public Bank Bhd	431,300	478,321
Tenaga Nasional Bhd	81,300	174,074
		1,302,764
Mexico — 0.2%
America Movil SAB de CV (Class L Stock)	681,176	721,588

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Fomento Economico Mexicano SAB de CV, ADR	8,255	$683,927
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	24,582	396,266
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	15,801	350,966
Grupo Financiero Banorte SAB de CV (Class O Stock)	150,358	1,132,561
Grupo Mexico SAB de CV (Class B Stock)	114,829	685,568
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	80,280	113,215
Wal-Mart de Mexico SAB de CV	369,606	1,514,660
		5,598,751
Netherlands — 1.0%
Adyen NV, 144A*	2,275	4,505,950
ASM International NV	5,582	2,035,246
ASML Holding NV	12,535	8,396,123
Koninklijke Ahold Delhaize NV	99,414	3,190,913
NN Group NV	33,457	1,692,819
Shell PLC	380,284	10,447,890
		30,268,941
Norway — 0.1%
Equinor ASA	49,353	1,836,195
Peru — 0.0%
Credicorp Ltd.	5,777	992,893
Philippines — 0.0%
Ayala Corp.	9,330	148,323
Ayala Land, Inc.	220,000	148,681
International Container Terminal Services, Inc.	52,340	227,565
		524,569
Poland — 0.0%
Allegro.eu SA, 144A*	15,605	130,750
Dino Polska SA, 144A*	4,460	360,193
Powszechny Zaklad Ubezpieczen SA	30,441	243,840
		734,783
Qatar — 0.0%
Industries Qatar QSC	41,502	216,451
Qatar National Bank QPSC	65,556	415,299
		631,750
Russia — 0.0%
Gazprom PJSC, ADR^	82,720	8
Magnitogorsk Iron & Steel Works PJSC^	112,615	—
MMC Norilsk Nickel PJSC, ADR^	14,398	2
Novatek PJSC^	5,822	1
Rosneft Oil Co. PJSC, GDR^	30,688	3
Sberbank of Russia PJSC, ADR^(a)	29,379	3
Severstal PAO, GDR^	11,949	1
TCS Group Holding PLC, GDR^	2,342	—
	Shares	Value
Common Stocks (continued)
Russia (cont’d.)
X5 Retail Group NV, GDR^	7,231	$1
		19
Saudi Arabia — 0.2%
Al Rajhi Bank	28,116	1,201,291
Alinma Bank	50,345	520,593
Almarai Co. JSC	14,002	190,856
BinDawood Holding Co.	4,927	125,658
Delivery Hero SE, 144A*	32,668	1,433,399
Etihad Etisalat Co.	13,686	151,219
SABIC Agri-Nutrients Co.	8,846	429,405
Saudi Arabian Oil Co., 144A	18,321	210,366
Saudi Basic Industries Corp.	16,796	586,232
Saudi National Bank (The)	51,648	975,045
Saudi Telecom Co.	10,139	290,882
		6,114,946
Singapore — 0.4%
BOC Aviation Ltd., 144A	13,100	102,987
DBS Group Holdings Ltd.	460,800	12,098,837
		12,201,824
South Africa — 0.5%
Anglo American PLC	181,751	9,542,375
Bid Corp. Ltd.	36,523	794,959
Bidvest Group Ltd. (The)	19,568	298,642
Capitec Bank Holdings Ltd.	8,630	1,378,458
Clicks Group Ltd.	14,366	303,616
FirstRand Ltd.	158,651	837,648
Foschini Group Ltd. (The)	13,767	138,934
Gold Fields Ltd.	7,734	120,198
Impala Platinum Holdings Ltd.	14,051	216,592
MTN Group Ltd.	20,860	270,382
Naspers Ltd. (Class N Stock)	4,211	477,696
Nedbank Group Ltd.	22,473	357,220
Sanlam Ltd.	100,182	494,051
Sasol Ltd.*	8,114	196,025
SPAR Group Ltd. (The)	23,084	268,115
Standard Bank Group Ltd.	29,466	366,234
Vodacom Group Ltd.	23,604	258,704
		16,319,849
South Korea — 1.1%
BGF retail Co. Ltd.	748	107,259
Hana Financial Group, Inc.	8,463	338,887
Hankook Tire & Technology Co. Ltd.	4,740	130,864
Hyundai Glovis Co. Ltd.	2,116	334,502
Hyundai Mobis Co. Ltd.	1,123	197,614
Hyundai Motor Co.	1,474	217,508
JYP Entertainment Corp.	3,769	189,172
Kakao Corp.	6,293	547,031
KB Financial Group, Inc.	13,894	697,399
Kia Corp.	9,183	555,864
KIWOOM Securities Co. Ltd.	1,479	120,005
LG Chem Ltd.	2,508	1,092,656
LG Household & Health Care Ltd.	966	682,699
Mando Corp.	2,756	113,488

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
NAVER Corp.	6,274	$1,750,968
NCSoft Corp.	822	314,439
POSCO Holdings, Inc.	2,640	634,505
Samsung Biologics Co. Ltd., 144A*	422	287,179
Samsung Electro-Mechanics Co. Ltd.	1,897	256,675
Samsung Electronics Co. Ltd.	89,766	5,134,155
Samsung Electronics Co. Ltd., GDR	11,078	15,674,927
Samsung Fire & Marine Insurance Co. Ltd.	1,700	305,673
Samsung SDI Co. Ltd.	456	221,801
Shinhan Financial Group Co. Ltd.	17,299	588,899
SK Hynix, Inc.	12,113	1,167,591
SK Innovation Co. Ltd.*	2,189	384,773
SK Telecom Co. Ltd.	5,117	239,307
SK, Inc.	855	169,224
SKC Co. Ltd.	2,289	288,403
S-Oil Corp.	4,695	374,536
		33,118,003
Spain — 0.3%
Ence Energia y Celulosa SA*	235,700	831,261
Fluidra SA	20,229	583,164
Iberdrola SA	557,139	6,086,586
		7,501,011
Sweden — 0.3%
Atlas Copco AB (Class A Stock)	85,010	4,411,899
Volvo AB (Class B Stock)	306,660	5,689,539
		10,101,438
Switzerland — 1.7%
Cie Financiere Richemont SA (Class A Stock)	13,765	1,737,004
Lonza Group AG	7,089	5,132,142
Nestle SA	140,807	18,281,943
Novartis AG	42,618	3,734,746
Roche Holding AG	35,912	14,210,385
Schindler Holding AG (Part. Cert.)	4,335	927,205
SGS SA	1,567	4,347,986
Sika AG	4,409	1,457,989
Zurich Insurance Group AG	5,716	2,815,188
		52,644,588
Taiwan — 1.3%
Accton Technology Corp.	27,000	208,274
Advantech Co. Ltd.	37,496	480,165
ASE Technology Holding Co. Ltd.	116,000	413,173
AU Optronics Corp.	336,000	228,780
Chailease Holding Co. Ltd.	64,230	564,400
CTBC Financial Holding Co. Ltd.	343,000	349,811
Delta Electronics, Inc.	170,000	1,586,862
Eclat Textile Co. Ltd.	15,000	248,937
Evergreen Marine Corp. Taiwan Ltd.	30,000	140,439
Fubon Financial Holding Co. Ltd.	222,200	590,772
Giant Manufacturing Co. Ltd.	17,000	153,615
Hon Hai Precision Industry Co. Ltd.	142,000	523,146
Largan Precision Co. Ltd.	4,000	262,398
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
MediaTek, Inc.	13,000	$408,810
Nan Ya Plastics Corp.	122,000	395,061
Nanya Technology Corp.	122,000	293,072
Nien Made Enterprise Co. Ltd.	13,000	151,694
Novatek Microelectronics Corp.	28,000	413,317
Powertech Technology, Inc.	34,000	112,374
President Chain Store Corp.	65,000	595,384
Quanta Computer, Inc.	96,000	294,900
Realtek Semiconductor Corp.	24,000	358,080
Sea Ltd., ADR*	28,803	3,450,311
Taiwan Semiconductor Manufacturing Co. Ltd.	597,000	12,300,869
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,808	13,429,522
Taiwan Union Technology Corp.	53,000	153,792
Uni-President Enterprises Corp.	172,000	392,158
United Microelectronics Corp.	100,000	185,722
Vanguard International Semiconductor Corp.	49,000	211,088
Wiwynn Corp.	8,000	283,335
Yageo Corp.	23,000	345,846
Yang Ming Marine Transport Corp.*	50,000	216,548
Yuanta Financial Holding Co. Ltd.	505,920	464,987
		40,207,642
Thailand — 0.1%
Airports of Thailand PCL, NVDR*	149,500	296,414
Indorama Ventures PCL, NVDR	84,600	118,238
Minor International PCL, NVDR*	215,100	215,616
PTT Exploration & Production PCL	20,800	89,933
PTT Exploration & Production PCL, NVDR	70,000	302,688
PTT Global Chemical PCL, NVDR	184,500	280,219
PTT PCL, NVDR	201,500	232,806
Siam Cement PCL (The)	27,000	310,848
Siam Commercial Bank PCL (The), NVDR	103,000	351,005
Thai Oil PCL	117,400	182,254
		2,380,021
Turkey — 0.0%
Ford Otomotiv Sanayi A/S	12,488	254,258
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	127,190	213,329
Emaar Properties PJSC	162,071	263,891
Emirates Telecommunications Group Co. PJSC	26,864	270,401
First Abu Dhabi Bank PJSC	38,944	250,128
		997,749
United Kingdom — 1.0%
BP PLC	784,859	3,830,847
Diageo PLC	179,520	9,088,918
Linde PLC	28,657	9,151,917
Persimmon PLC	111,969	3,148,468

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
RELX PLC	205,925	$6,411,601
		31,631,751
United States — 36.2%
AbbVie, Inc.	143,657	23,288,236
Advanced Micro Devices, Inc.*	91,547	10,009,749
Airbnb, Inc. (Class A Stock)*	3,707	636,714
Alaska Air Group, Inc.*	17,355	1,006,764
Alleghany Corp.*	2,030	1,719,410
Alnylam Pharmaceuticals, Inc.*	9,728	1,588,485
Alphabet, Inc. (Class A Stock)*	4,751	13,214,194
Alphabet, Inc. (Class C Stock)*	6,322	17,657,283
Amazon.com, Inc.*	13,279	43,288,876
American Campus Communities, Inc., REIT	25,620	1,433,951
American Electric Power Co., Inc.	16,843	1,680,426
American Express Co.	48,175	9,008,725
American Homes 4 Rent (Class A Stock), REIT	32,221	1,289,807
American International Group, Inc.	16,505	1,036,019
Ameriprise Financial, Inc.	9,898	2,972,963
AmerisourceBergen Corp.	17,790	2,752,291
AMETEK, Inc.	16,054	2,138,072
Analog Devices, Inc.	67,822	11,202,838
Apple Hospitality REIT, Inc., REIT	51,095	918,177
Apple, Inc.	240,697	42,028,103
AptarGroup, Inc.(a)	13,789	1,620,208
Arista Networks, Inc.*	13,157	1,828,560
Aspen Technology, Inc.*(a)	3,899	644,778
Atmos Energy Corp.(a)	13,015	1,555,162
AutoZone, Inc.*	1,832	3,745,671
Axalta Coating Systems Ltd.*	77,086	1,894,774
Baker Hughes Co.	120,523	4,388,242
Bank of America Corp.	403,106	16,616,029
BellRing Brands, Inc.*(a)	33,766	779,319
Berkshire Hathaway, Inc. (Class B Stock)*	18,981	6,698,585
Best Buy Co., Inc.(a)	17,698	1,608,748
BJ’s Wholesale Club Holdings, Inc.*	30,630	2,070,894
Black Knight, Inc.*	25,745	1,492,953
BlackRock, Inc.	2,116	1,616,984
Blackstone, Inc.	24,213	3,073,598
Booking Holdings, Inc.*	3,763	8,837,217
Boston Scientific Corp.*	255,966	11,336,734
Bright Horizons Family Solutions, Inc.*	22,266	2,954,476
Bristol-Myers Squibb Co.(a)	231,394	16,898,704
Brixmor Property Group, Inc., REIT	73,660	1,901,165
Broadridge Financial Solutions, Inc.	9,340	1,454,331
Brunswick Corp.(a)	19,228	1,555,353
Bumble, Inc. (Class A Stock)*(a)	50,424	1,461,288
Burlington Stores, Inc.*	6,102	1,111,601
Capital One Financial Corp.	30,619	4,019,969
Carlisle Cos., Inc.	6,770	1,664,878
CarMax, Inc.*(a)	9,478	914,437
Carter’s, Inc.	7,396	680,358
Casey’s General Stores, Inc.	6,390	1,266,306
Catalent, Inc.*	34,182	3,790,784
Cboe Global Markets, Inc.	9,094	1,040,535
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CBRE Group, Inc. (Class A Stock)*	12,841	$1,175,208
Celanese Corp.	3,680	525,762
Centene Corp.*	60,021	5,053,168
Ceridian HCM Holding, Inc.*	6,698	457,875
Certara, Inc.*(a)	38,939	836,410
Charles Schwab Corp. (The)	62,910	5,303,942
Charter Communications, Inc. (Class A Stock)*(a)	10,268	5,601,399
Chemed Corp.	3,000	1,519,650
Cheniere Energy, Inc.	6,708	930,064
Chevron Corp.	53,271	8,674,117
Chubb Ltd.	10,276	2,198,036
Cigna Corp.	5,374	1,287,664
Cisco Systems, Inc.	24,853	1,385,803
Citigroup, Inc.	80,371	4,291,811
Citizens Financial Group, Inc.	65,756	2,980,719
Claire’s Private Placement*^	313	93,900
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	42,138	884,898
CMC Materials, Inc.	7,528	1,395,691
CNA Financial Corp.	17,480	849,878
Coca-Cola Co. (The)	103,484	6,416,008
Cognex Corp.	17,930	1,383,300
Columbia Sportswear Co.	13,229	1,197,621
Commerce Bancshares, Inc.(a)	13,291	951,503
CommScope Holding Co., Inc.*	59,982	472,658
Confluent, Inc. (Class A Stock)*(a)	22,419	919,179
ConocoPhillips	91,086	9,108,600
Constellation Brands, Inc. (Class A Stock)	26,328	6,063,865
Cooper Cos., Inc. (The)	5,101	2,130,127
Copart, Inc.*	18,325	2,299,238
Coterra Energy, Inc.(a)	82,817	2,233,574
Cracker Barrel Old Country Store, Inc.(a)	6,417	761,890
Crowdstrike Holdings, Inc. (Class A Stock)*	4,471	1,015,275
Crown Holdings, Inc.	11,393	1,425,150
CubeSmart, REIT	20,780	1,081,183
Cullen/Frost Bankers, Inc.(a)	7,510	1,039,459
Cushman & Wakefield PLC*(a)	46,877	961,447
CVS Health Corp.	29,720	3,007,961
Deere & Co.	21,037	8,740,032
Definitive Healthcare Corp.*(a)	26,151	644,622
Dexcom, Inc.*	3,662	1,873,479
Diamondback Energy, Inc.	7,550	1,034,954
Dick’s Sporting Goods, Inc.(a)	13,060	1,306,261
DISH Network Corp. (Class A Stock)*(a)	37,512	1,187,255
Dollar General Corp.	8,577	1,909,498
Douglas Dynamics, Inc.	14,351	496,401
Dover Corp.	16,625	2,608,462
Driven Brands Holdings, Inc.*	42,275	1,110,987
EastGroup Properties, Inc., REIT	6,864	1,395,314
Eastman Chemical Co.	51,176	5,734,783
Eaton Corp. PLC	82,255	12,483,019
Edison International	19,670	1,378,867
Eli Lilly & Co.	7,985	2,286,664

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Encompass Health Corp.	23,743	$1,688,365
Energizer Holdings, Inc.	37,118	1,141,750
Entegris, Inc.	15,565	2,043,062
Entergy Corp.	12,049	1,406,721
Envestnet, Inc.*(a)	14,424	1,073,723
EOG Resources, Inc.(a)	22,850	2,724,405
EP Energy Corp.*	6,875	653,125
EPAM Systems, Inc.*	1,933	573,347
Equifax, Inc.	7,855	1,862,421
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,997	1,633,103
Evercore, Inc. (Class A Stock)	9,461	1,053,199
Exact Sciences Corp.*(a)	13,933	974,195
Exelixis, Inc.*	46,153	1,046,289
FactSet Research Systems, Inc.	3,712	1,611,565
Federal Realty Investment Trust, REIT(a)	11,018	1,344,967
FedEx Corp.	9,291	2,149,844
Ferguson PLC	34,090	4,602,878
First Republic Bank	8,219	1,332,300
FleetCor Technologies, Inc.*	9,936	2,474,660
Focus Financial Partners, Inc. (Class A Stock)*	28,838	1,319,050
Fortune Brands Home & Security, Inc.	33,640	2,498,779
Freeport-McMoRan, Inc.	39,799	1,979,602
Frontier Communications Parent, Inc.*	1	28
Gap, Inc. (The)(a)	95,844	1,349,484
Garmin Ltd.	10,869	1,289,172
Generac Holdings, Inc.*	11,100	3,299,586
General Dynamics Corp.	8,191	1,975,505
Global Payments, Inc.	12,026	1,645,638
Goodman Networks, Inc.*^	1,490	—
Guidewire Software, Inc.*(a)	11,368	1,075,640
Hartford Financial Services Group, Inc. (The)	24,521	1,760,853
Hayward Holdings, Inc.*(a)	55,340	919,751
HCA Healthcare, Inc.	3,291	824,790
HealthEquity, Inc.*(a)	19,480	1,313,731
Hillman Solutions Corp.*(a)	93,376	1,109,307
Hilton Worldwide Holdings, Inc.*	14,919	2,263,809
Home Depot, Inc. (The)	11,671	3,493,480
Honeywell International, Inc.	8,859	1,723,784
Horizon Therapeutics PLC*	21,841	2,297,892
HubSpot, Inc.*	3,309	1,571,576
IAA, Inc.*	27,753	1,061,552
IAC/InterActiveCorp*	10,423	1,045,218
ICU Medical, Inc.*	5,392	1,200,475
IDEX Corp.(a)	7,811	1,497,603
Ingersoll Rand, Inc.	132,728	6,682,855
Insulet Corp.*	4,813	1,282,135
International Business Machines Corp.	13,605	1,768,922
Intuit, Inc.	5,205	2,502,772
Intuitive Surgical, Inc.*	15,649	4,720,990
Invesco Ltd.	56,292	1,298,094
ITT, Inc.	15,501	1,165,830
Jack Henry & Associates, Inc.	5,970	1,176,389
Jazz Pharmaceuticals PLC*	10,496	1,633,912
JBG SMITH Properties, REIT	31,531	921,336
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Johnson & Johnson	18,563	$3,289,920
JS Global Lifestyle Co. Ltd., 144A	46,500	54,249
Keurig Dr. Pepper, Inc.	32,908	1,247,213
Keysight Technologies, Inc.*	10,198	1,610,978
Kimco Realty Corp., REIT	95,229	2,352,156
Kinder Morgan, Inc.	107,555	2,033,865
Kinsale Capital Group, Inc.	7,774	1,772,627
Knight-Swift Transportation Holdings, Inc.	25,333	1,278,303
Kohl’s Corp.	33,959	2,053,161
Kraft Heinz Co. (The)	54,805	2,158,769
Kyndryl Holdings, Inc.*	37,479	491,724
Lam Research Corp.	10,886	5,852,422
Lamar Advertising Co. (Class A Stock), REIT	5,653	656,766
Lamb Weston Holdings, Inc.(a)	22,160	1,327,606
Landstar System, Inc.	7,544	1,137,862
Leidos Holdings, Inc.	33,496	3,618,238
Lennox International, Inc.	4,375	1,128,138
Liberty Broadband Corp. (Class C Stock)*	13,335	1,804,492
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	36,924	1,688,535
Lincoln Electric Holdings, Inc.	16,119	2,221,359
LKQ Corp.	37,690	1,711,503
Loews Corp.	69,780	4,523,140
Lowe’s Cos., Inc.	22,618	4,573,133
LPL Financial Holdings, Inc.	12,310	2,248,791
Lyft, Inc. (Class A Stock)*	235,438	9,040,819
M&T Bank Corp.(a)	24,485	4,150,207
Marathon Petroleum Corp.	14,576	1,246,248
Marriott International, Inc. (Class A Stock)*	60,508	10,634,281
Marsh & McLennan Cos., Inc.	6,803	1,159,367
Martin Marietta Materials, Inc.	5,714	2,199,261
Mastercard, Inc. (Class A Stock)	50,654	18,102,727
McDonald’s Corp.	53,209	13,157,522
McKesson Corp.	6,676	2,043,724
Medtronic PLC	12,535	1,390,758
Merck & Co., Inc.	17,025	1,396,901
Meta Platforms, Inc. (Class A Stock)*	59,593	13,251,099
Mettler-Toledo International, Inc.*	770	1,057,356
Microsoft Corp.	173,338	53,441,839
Mid-America Apartment Communities, Inc., REIT	13,168	2,758,038
Moelis & Co. (Class A Stock)	24,674	1,158,444
Mohawk Industries, Inc.*	13,297	1,651,487
Molina Healthcare, Inc.*	6,710	2,238,389
MongoDB, Inc.*	3,443	1,527,280
Morgan Stanley	56,868	4,970,263
Morningstar, Inc.	5,299	1,447,528
MSA Safety, Inc.	9,966	1,322,488
Murphy USA, Inc.	9,240	1,847,630
MYT Holding LLC (Class B Stock)*^	92,685	162,505
Natera, Inc.*	15,357	624,723
National Retail Properties, Inc., REIT	31,177	1,401,094
National Vision Holdings, Inc.*(a)	19,060	830,444
nCino, Inc.*	15,840	649,123

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Newell Brands, Inc.(a)	73,171	$1,566,591
Nexstar Media Group, Inc. (Class A Stock)	7,447	1,403,611
NextEra Energy, Inc.	157,597	13,350,042
NIKE, Inc. (Class B Stock)	35,282	4,747,546
Nordson Corp.	6,945	1,577,071
Norfolk Southern Corp.	38,444	10,964,998
Northern Trust Corp.	16,351	1,904,074
Northrop Grumman Corp.	12,263	5,484,259
NVIDIA Corp.	22,687	6,190,375
Old Dominion Freight Line, Inc.	4,165	1,244,002
O’Reilly Automotive, Inc.*	2,842	1,946,656
Organon & Co.	17,467	610,122
Ortho Clinical Diagnostics Holdings PLC*	52,686	983,121
Outfront Media, Inc., REIT	38,291	1,088,613
Packaging Corp. of America	16,763	2,616,872
Palo Alto Networks, Inc.*	5,066	3,153,636
Performance Food Group Co.*(a)	34,805	1,771,923
PG&E Corp.*(a)	62,931	751,396
Philip Morris International, Inc.	17,607	1,654,002
Phillips 66	20,663	1,785,077
Pioneer Natural Resources Co.	14,502	3,625,935
Planet Fitness, Inc. (Class A Stock)*	14,950	1,262,976
PNC Financial Services Group, Inc. (The)	16,391	3,023,320
Pool Corp.	4,297	1,816,986
Post Holdings, Inc.*(a)	25,430	1,761,282
Power Integrations, Inc.	14,370	1,331,812
PPG Industries, Inc.	16,979	2,225,438
Procter & Gamble Co. (The)	42,532	6,498,890
Progressive Corp. (The)(a)	104,930	11,960,971
Prologis, Inc., REIT	65,101	10,512,509
PTC, Inc.*	4,887	526,428
Public Storage, REIT	2,404	938,233
Q2 Holdings, Inc.*	17,086	1,053,352
QUALCOMM, Inc.	23,562	3,600,745
Quanta Services, Inc.	27,790	3,657,442
Ralph Lauren Corp.	11,772	1,335,416
Rayonier, Inc., REIT	48,771	2,005,464
Raytheon Technologies Corp.	32,299	3,199,862
RBC Bearings, Inc.*(a)	8,315	1,612,112
Regeneron Pharmaceuticals, Inc.*	20,382	14,235,196
Reynolds Consumer Products, Inc.(a)	38,740	1,136,632
RLI Corp.	15,176	1,678,921
ROBLOX Corp. (Class A Stock)*(a)	10,003	462,539
Ross Stores, Inc.	49,552	4,482,474
Royal Caribbean Cruises Ltd.*(a)	22,623	1,895,355
Royalty Pharma PLC (Class A Stock)	22,336	870,211
S&P Global, Inc.(a)	14,109	5,787,230
SAL TopCo LLC*^	7,526	16,934
Schneider Electric SE	41,309	6,935,812
Seagate Technology Holdings PLC	24,775	2,227,272
ServiceNow, Inc.*	3,811	2,122,308
ServisFirst Bancshares, Inc.(a)	11,631	1,108,318
Signature Bank	10,773	3,161,768
Simpson Manufacturing Co., Inc.	4,096	446,628
Snap, Inc. (Class A Stock)*	168,573	6,066,942
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Snap-on, Inc.	4,950	$1,017,126
SolarEdge Technologies, Inc.*	9,037	2,913,258
Southwest Airlines Co.*(a)	49,072	2,247,498
SS&C Technologies Holdings, Inc.	24,385	1,829,363
Stanley Black & Decker, Inc.(a)	14,959	2,091,119
State Street Corp.	54,275	4,728,438
Stellantis NV (BATE)	87,385	1,417,420
Stellantis NV (TRQX)	173,614	2,809,476
StepStone Group, Inc. (Class A Stock)	41,704	1,378,734
Stericycle, Inc.*(a)	21,672	1,276,914
STERIS PLC	7,150	1,728,656
Sun Communities, Inc., REIT(a)	13,593	2,382,717
SVB Financial Group*	5,613	3,140,193
Syneos Health, Inc.*(a)	18,520	1,499,194
Synopsys, Inc.*	6,050	2,016,284
Sysco Corp.(a)	18,767	1,532,326
T. Rowe Price Group, Inc.	10,633	1,607,603
TD SYNNEX Corp.	17,744	1,831,358
Teradyne, Inc.	10,150	1,200,035
Tesla, Inc.*	15,799	17,025,002
Texas Instruments, Inc.	48,323	8,866,304
Thermo Fisher Scientific, Inc.	3,367	1,988,719
Thor Industries, Inc.(a)	11,971	942,118
Timken Co. (The)(a)	11,269	684,028
T-Mobile US, Inc.*(a)	61,076	7,839,105
Toro Co. (The)	21,652	1,851,029
Trade Desk, Inc. (The) (Class A Stock)*	15,686	1,086,256
Trane Technologies PLC	66,581	10,166,919
TransUnion	15,870	1,640,006
Travelers Cos., Inc. (The)	25,452	4,650,844
Truist Financial Corp.	193,005	10,943,383
Tyler Technologies, Inc.*	2,996	1,332,890
U.S. Bancorp	100,848	5,360,071
Uber Technologies, Inc.*	44,433	1,585,369
UnitedHealth Group, Inc.	32,809	16,731,606
Vail Resorts, Inc.	6,157	1,602,482
Verizon Communications, Inc.	80,546	4,103,013
Vertex Pharmaceuticals, Inc.*	15,750	4,110,277
Viatris, Inc.	49,855	542,422
Vistra Corp.	63	1,465
Vulcan Materials Co.	6,428	1,180,824
Walt Disney Co. (The)*	4,483	614,888
Waste Connections, Inc.	15,650	2,186,305
Wells Fargo & Co.	225,764	10,940,523
Welltower, Inc., REIT	8,588	825,650
Wendy’s Co. (The)	60,550	1,330,284
West Pharmaceutical Services, Inc.	3,814	1,566,448
Western Alliance Bancorp	20,065	1,661,783
Westrock Co.	30,671	1,442,457
WEX, Inc.*	10,467	1,867,836
Weyerhaeuser Co., REIT	73,989	2,804,183
Williams Cos., Inc. (The)	61,711	2,061,765
WillScot Mobile Mini Holdings Corp.*	62,300	2,437,799
Windstream Holdings, Inc.*^	66	759
Wintrust Financial Corp.	10,140	942,310
Wolfspeed, Inc.*(a)	11,810	1,344,687
Woodward, Inc.(a)	10,752	1,343,032
Xcel Energy, Inc.	73,212	5,283,710

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Yum! Brands, Inc.	4,956	$587,435
Zebra Technologies Corp. (Class A Stock)*	2,950	1,220,415
Zimmer Biomet Holdings, Inc.(a)	64,345	8,229,725
Zscaler, Inc.*	3,990	962,707
		1,102,168,554

Total Common Stocks (cost $1,526,435,004)		1,712,118,810
Preferred Stocks — 0.3%
Brazil — 0.1%
Gerdau SA (PRFC)	75,724	488,598
Itausa SA (PRFC)	233,115	527,821
Petroleo Brasileiro SA (PRFC)	186,463	1,307,303
		2,323,722
Germany — 0.2%
Jungheinrich AG (PRFC)	876	25,395
Volkswagen AG (PRFC)	43,780	7,537,361
		7,562,756
United States — 0.0%
Claire’s Stores, Inc., CVT*^	212	540,600
Goodman Networks, Inc., Maturing 05/11/22*^	1,772	17
		540,617

Total Preferred Stocks (cost $12,198,448)		10,427,095

	Units
Rights* — 0.0%
South Korea
Samsung Biologics Co. Ltd., expiring 04/08/22	16	2,453
(cost $0)
Warrants* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	17,423
(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.2%
United States
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,761	1,766,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
1.312%(c)	01/25/34	23	$22,744
Series 2004-HE06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	08/25/34	102	100,283
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,015	1,975,706
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,510	1,492,520

Total Asset-Backed Securities (cost $5,438,233)			5,357,564
Bank Loans — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.957%(c)	12/18/26	543	529,198
Moran Foods LLC,
New Money Term Loan Non-PIK, 3 Month LIBOR + 1.000%
8.000%(c)	04/01/24	118	116,793
New Money Term Loan PIK, 2 Month LIBOR + 7.000%
11.750%(c)	03/12/24	166	135,219

Total Bank Loans (cost $690,178)			781,210
Commercial Mortgage-Backed Securities — 0.5%
United States
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,000	994,735
Series 2017-BNK07, Class A4
3.175%	09/15/60	1,370	1,351,356
Barclays Commercial Mortgage Securities Trust,
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	467	477,885
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	1,174	1,211,830
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.347%(c)	10/15/36	1,760	1,731,610
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,179,462
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	1,590	1,589,227
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.012%(cc)	07/25/30	2,419	283,056
Series 2021-M03, Class 1A1
1.000%	11/25/33	65	60,526

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2021-M03, Class X1, IO
1.975%(cc)	11/25/33	385	$46,253
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.589%(cc)	04/25/48	1,355	1,335,815
Series 2015-K48, Class B, 144A
3.644%(cc)	08/25/48	1,600	1,586,502
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	3,089,898
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	224,569
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
1.127%(c)	11/15/38	845	827,514
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.238%(cc)	03/15/45	765	747,833

Total Commercial Mortgage-Backed Securities (cost $17,974,132)			16,738,071
Corporate Bonds — 9.7%
Australia — 0.2%
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	09/01/30	626	559,859
2.625%	09/23/31	373	333,571
2.850%	04/27/31	170	155,499
3.875%	10/27/27	230	228,818
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
4.098%(ff)	06/21/28	755	754,530
Sr. Unsec’d. Notes, 144A, MTN
1.935%(ff)	04/14/28	874	787,150
National Australia Bank Ltd.,
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34(a)	565	552,132
Rio Tinto Finance USA Ltd.,
Gtd. Notes
2.750%	11/02/51(a)	424	367,248
Santos Finance Ltd.,
Gtd. Notes, 144A
3.649%	04/29/31	555	520,895
Westpac Banking Corp.,
Sub. Notes
3.020%(ff)	11/18/36	397	351,866
			4,611,568
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36	181	196,721
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Belgium (cont’d.)
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	530	$519,120
4.700%	02/01/36(a)	144	154,780
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38	706	741,426
4.500%	06/01/50	699	750,345
4.600%	04/15/48	309	332,565
			2,694,957
Bermuda — 0.0%
Triton Container International Ltd.,
Gtd. Notes, 144A
1.150%	06/07/24	424	403,243
Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30	875	843,627
Canada — 0.2%
Air Canada 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
3.700%	07/15/27	197	188,292
Air Canada 2020-2 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
9.000%	04/01/27	179	190,314
Bank of Nova Scotia (The),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	207	178,452
Canadian Pacific Railway Co.,
Gtd. Notes
2.050%	03/05/30	733	672,133
3.100%	12/02/51	185	164,512
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.750%	02/15/52	194	174,416
Emera US Finance LP,
Gtd. Notes
2.639%	06/15/31(a)	468	420,718
4.750%	06/15/46	209	218,581
Emera, Inc.,
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76(a)	449	476,271
Enbridge, Inc.,
Gtd. Notes, SOFR Index + 0.630%
0.826%(c)	02/16/24	337	336,917
Gtd. Notes
3.125%	11/15/29(a)	336	327,175
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	291	287,626
Rogers Communications, Inc.,
Gtd. Notes, 144A
3.800%	03/15/32	455	451,446

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Teck Resources Ltd.,
Sr. Unsec’d. Notes
5.400%	02/01/43	642	$696,593
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.625%	03/01/34(a)	746	797,312
			5,580,758
Chile — 0.0%
Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	199	172,718
China — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.250%	05/11/41	102	90,539
3.400%	05/01/30	397	386,344
			476,883
Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25(a)	343	338,109
4.298%(ff)	04/01/28	670	675,505
5.375%	01/12/24	397	410,016
			1,423,630
Finland — 0.0%
Nordea Bank Abp,
Sub. Notes, 144A
4.625%(ff)	09/13/33	220	224,252
France — 0.4%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27(a)	1,260	1,147,737
2.219%(ff)	06/09/26(a)	615	584,394
2.591%(ff)	01/20/28	700	658,694
2.871%(ff)	04/19/32	275	251,338
4.705%(ff)	01/10/25(a)	500	510,536
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	290	268,113
2.045%(ff)	10/19/27	300	276,452
2.375%	01/14/25(a)	1,085	1,047,168
Sub. Notes, 144A
5.150%	07/21/24(a)	1,240	1,277,769
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	895	843,947
4.125%	01/10/27	315	319,207
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,145	1,040,187
2.625%	10/16/24(a)	370	359,905
2.797%(ff)	01/19/28	2,510	2,349,574
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
France (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	260	$235,510
Sub. Notes, 144A
4.750%	11/24/25(a)	950	959,548
TotalEnergies Capital International SA,
Gtd. Notes
2.986%	06/29/41(a)	411	375,612
3.127%	05/29/50	79	72,137
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27(a)	424	404,185
			12,982,013
Germany — 0.1%
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.375%	12/15/28	850	871,936
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	520	508,965
2.311%(ff)	11/16/27	1,369	1,259,536
3.035%(ff)	05/28/32(a)	545	490,500
Sub. Notes
3.742%(ff)	01/07/33	515	454,945
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
1.200%	03/11/26	280	259,959
			3,845,841
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
1.650%	10/29/24	460	434,575
2.450%	10/29/26	755	697,945
3.000%	10/29/28	1,135	1,046,286
3.300%	01/30/32	235	212,415
3.500%	01/15/25	754	740,268
3.875%	01/23/28	150	145,847
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	575	576,318
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25	609	584,968
3.950%	07/01/24	759	755,423
4.250%	04/15/26(a)	808	801,146
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
2.029%(ff)	09/30/27	380	344,078
			6,339,269
Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
1.875%	07/12/28	550	494,781
2.250%	07/12/31	218	193,082

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Italy (cont’d.)
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	200	$206,363
Intesa Sanpaolo SpA,
Sub. Notes, 144A
4.950%(ff)	06/01/42	390	333,710
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	330	298,259
3.127%(ff)	06/03/32(a)	330	290,619
			1,816,814
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
1.640%(ff)	10/13/27	550	505,649
2.341%(ff)	01/19/28(a)	1,095	1,034,668
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	848	813,567
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	470	463,428
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
1.851%	07/16/25	550	519,102
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
5.000%	11/26/28	769	835,114
			4,171,528
Mexico — 0.0%
Comision Federal de Electricidad,
Gtd. Notes, 144A
4.677%	02/09/51	530	434,254
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50	600	559,520
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27	353	358,370
			1,352,144
Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.470%(ff)	12/13/29	600	548,926
Sub. Notes, 144A
3.324%(ff)	03/13/37(a)	600	544,476
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26	460	457,145
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	550	548,812
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Netherlands (cont’d.)
ING Groep NV,
Sr. Unsec’d. Notes
4.017%(ff)	03/28/28	410	$412,824
4.252%(ff)	03/28/33	330	339,543
Lundin Energy Finance BV,
Gtd. Notes, 144A
3.100%	07/15/31	955	885,469
Shell International Finance BV,
Gtd. Notes
2.750%	04/06/30(a)	1,012	981,878
2.875%	11/26/41	486	436,996
4.550%	08/12/43	35	38,851
			5,194,920
Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.375%	05/22/30	88	83,094
Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28(a)	1,000	883,620
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
4.750%	03/16/52	200	208,446
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
1.125%	09/18/25	200	183,964
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	800	776,890
1.722%(ff)	09/14/27	400	362,606
2.706%	06/27/24(a)	800	792,628
4.175%(ff)	03/24/28	1,000	1,006,940
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38	1,203	1,228,323
4.895%	03/06/48	195	202,416
			4,553,767
Switzerland — 0.3%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)	720	664,908
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27(a)	755	674,936
2.593%(ff)	09/11/25	1,638	1,584,588
4.207%(ff)	06/12/24	1,612	1,627,047
4.282%	01/09/28	940	940,005
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.076%	12/13/31(a)	530	487,991
2.607%	12/13/51	745	644,036

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Switzerland (cont’d.)
UBS Group AG,
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	800	$736,592
1.494%(ff)	08/10/27	555	505,664
2.746%(ff)	02/11/33	495	450,878
3.126%(ff)	08/13/30	359	345,533
4.125%	09/24/25	278	283,148
			8,945,326
Taiwan — 0.0%
TSMC Global Ltd.,
Gtd. Notes, 144A
1.000%	09/28/27	370	327,052
2.250%	04/23/31	875	795,845
			1,122,897
United Kingdom — 0.8%
AstraZeneca PLC,
Sr. Unsec’d. Notes
1.375%	08/06/30	658	574,564
2.125%	08/06/50	380	295,390
4.000%	09/18/42	185	195,616
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	724	713,436
Barclays PLC,
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	1,355	1,317,369
3.932%(ff)	05/07/25	600	604,699
BAT Capital Corp.,
Gtd. Notes
3.462%	09/06/29	600	565,115
3.557%	08/15/27	995	968,264
4.390%	08/15/37	1,286	1,196,776
BAT International Finance PLC,
Gtd. Notes
4.448%	03/16/28	575	576,349
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	224	225,151
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25	495	469,566
2.206%(ff)	08/17/29	685	617,049
2.251%(ff)	11/22/27	680	633,504
2.848%(ff)	06/04/31(a)	560	518,109
2.871%(ff)	11/22/32	600	546,228
2.999%(ff)	03/10/26(a)	620	608,033
4.041%(ff)	03/13/28	1,965	1,972,919
4.292%(ff)	09/12/26(a)	698	707,775
Sub. Notes
4.762%(ff)	03/29/33	365	374,968
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.125%	07/26/24	362	358,841
3.500%	07/26/26	532	519,440
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
1.627%(ff)	05/11/27	270	$247,689
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28(a)	960	914,890
3.900%	07/21/25	720	732,098
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32	390	384,564
NatWest Group PLC,
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	422	385,781
3.073%(ff)	05/22/28	365	350,632
4.269%(ff)	03/22/25	1,313	1,328,739
NatWest Markets PLC,
Sr. Unsec’d. Notes, 144A
1.600%	09/29/26	770	705,115
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	132	126,109
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	1,120	1,064,913
1.673%(ff)	06/14/27(a)	570	518,867
2.896%(ff)	03/15/32	690	626,877
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	315	312,007
2.608%(ff)	01/12/28	560	523,825
2.819%(ff)	01/30/26	764	742,786
3.971%(ff)	03/30/26	370	369,633
Vodafone Group PLC,
Sr. Unsec’d. Notes
4.375%	02/19/43	172	172,419
			24,066,105
United States — 6.7%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	132	106,539
2.800%	02/10/51	433	349,128
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	980	968,351
4.050%	11/21/39	955	985,148
4.250%	11/21/49	32	33,390
4.450%	05/14/46(a)	446	474,910
4.500%	05/14/35	183	196,783
4.750%	03/15/45	97	105,836
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	358	310,619
2.500%	09/15/50	765	628,492
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30	150	139,369

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	283	$288,310
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	190	156,724
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	274	252,703
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	432	424,373
3.950%	07/15/30	211	208,950
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	256	249,565
4.125%	11/15/42	192	188,539
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	295	290,802
3.375%	07/01/25	132	130,250
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26(a)	177	170,860
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	1,404	1,360,994
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	610	574,336
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	100	91,564
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	291	237,845
2.050%	08/15/50	106	83,862
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32(a)	512	445,180
3.400%	02/04/41	415	338,638
3.875%	09/16/46	494	418,827
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	393	329,169
2.700%	06/03/60	274	227,276
3.100%	05/12/51	296	278,039
3.875%	08/22/37	349	367,813
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	168	151,673
3.500%	01/15/31	308	304,406
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	155	142,445
American Airlines 2021-1 Class A Pass-Through Trust,
Pass-Through Certificates
2.875%	01/11/36(a)	146	130,814
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32	71	$63,995
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	302	307,408
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,045	1,003,259
3.950%	03/15/29	593	595,764
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	397	366,765
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	490	421,753
3.000%	01/15/52	260	220,630
3.150%	02/21/40(a)	323	294,923
3.350%	02/22/32	250	247,931
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	10/01/51	285	257,246
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	75	82,173
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	291	252,488
2.650%	05/11/50	563	488,188
2.700%	08/05/51	305	265,386
2.800%	02/08/61	31	26,559
2.850%	08/05/61	128	110,659
2.950%	09/11/49	177	162,526
3.450%	02/09/45	777	770,900
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	190	168,388
2.550%	12/01/33(a)	846	752,565
3.100%	02/01/43	402	346,788
3.300%	02/01/52	177	151,254
3.500%	06/01/41	26	23,942
3.500%	09/15/53	158	139,698
3.550%	09/15/55	1,227	1,076,355
3.650%	09/15/59	673	591,343
4.300%	02/15/30(a)	583	616,435
4.800%	06/15/44	106	112,618
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27	124	123,173
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	534	491,337
5.500%	12/15/24	132	136,053
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32(a)	1,197	1,065,270

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.551%(ff)	02/04/28(a)	510	$487,786
2.572%(ff)	10/20/32	689	627,520
2.687%(ff)	04/22/32	336	308,830
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	212	212,518
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	733	640,147
2.676%(ff)	06/19/41	344	291,550
2.884%(ff)	10/22/30	2,320	2,198,410
3.705%(ff)	04/24/28	1,349	1,359,744
3.824%(ff)	01/20/28	3,381	3,421,060
3.974%(ff)	02/07/30(a)	402	408,637
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	259	238,150
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31(a)	340	300,847
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	278	235,561
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	441	382,307
2.875%	03/15/32	260	252,157
3.850%	03/15/52(a)	470	480,484
4.200%	08/15/48	4	4,301
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	459	411,295
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	468	442,796
2.250%	06/15/26	159	149,943
3.250%	02/01/35	416	372,103
3.625%	02/01/31	192	186,847
3.750%	02/01/50	185	165,500
3.950%	08/01/59	698	607,428
5.705%	05/01/40	145	162,416
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	274	261,367
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)	1,433	1,350,439
2.772%	11/10/50	190	157,545
2.939%	06/04/51(a)	327	278,977
3.017%	01/16/27	313	311,634
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	689	580,946
2.550%	11/13/50	471	390,471
2.950%	03/15/32	380	372,423
3.700%	03/15/52	300	301,839
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,653	1,664,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31(a)	437	$388,556
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
2.875%	06/15/52(a)	411	363,699
3.050%	02/15/51	291	264,526
3.900%	08/01/46	119	123,137
4.150%	04/01/45	181	191,818
4.950%	09/15/41	78	89,730
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26	530	518,919
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(a)(oo)	362	359,005
Sr. Unsec’d. Notes
2.650%	06/01/31(a)	521	482,587
2.950%	03/01/30	183	174,665
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23(a)	469	475,817
4.950%	06/01/43	289	311,173
5.150%	03/15/34	477	530,336
5.375%	03/15/44	174	196,489
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	75	64,086
2.800%	04/01/31	596	538,594
3.500%	06/01/41	309	258,440
3.500%	03/01/42	168	139,574
3.700%	04/01/51	185	150,506
3.900%	06/01/52	366	309,825
4.800%	03/01/50	614	585,079
6.384%	10/23/35	305	346,582
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,413	1,506,650
Sr. Sec’d. Notes, 144A
2.742%	12/31/39	177	154,881
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	88	88,429
Gtd. Notes, 144A
3.250%	01/31/32	369	336,071
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50	389	316,787
Cigna Corp.,
Sr. Unsec’d. Notes
3.200%	03/15/40	549	499,362
3.400%	03/15/50	170	153,476
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26(a)	883	850,221

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.520%(ff)	11/03/32	556	$498,591
2.976%(ff)	11/05/30(a)	2,275	2,163,700
3.520%(ff)	10/27/28	638	633,601
3.668%(ff)	07/24/28	419	419,384
3.980%(ff)	03/20/30	777	790,962
Sub. Notes
4.300%	11/20/26(a)	742	763,861
5.300%	05/06/44	35	39,807
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	512	541,182
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	360	311,842
2.500%	06/01/40	208	184,611
3.000%	03/05/51	35	32,315
Columbia Pipeline Group, Inc.,
Gtd. Notes
5.800%	06/01/45	177	207,369
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52(a)	547	434,998
3.200%	07/15/36(a)	698	667,960
3.750%	04/01/40	984	988,196
4.049%	11/01/52	165	171,668
Gtd. Notes, 144A
2.937%	11/01/56	688	573,781
2.987%	11/01/63	190	155,734
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	88	86,715
3.700%	03/01/45	44	43,118
4.700%	01/15/44	102	113,337
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	247	262,026
ConocoPhillips Co.,
Gtd. Notes, 144A
4.025%	03/15/62	236	239,485
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	690	666,191
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	455	484,722
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44	208	205,961
Gtd. Notes, 144A
2.268%	11/15/26	340	318,140
2.875%	04/01/32	83	73,842
Corporate Office Properties LP,
Gtd. Notes
2.000%	01/15/29	97	85,635
2.750%	04/15/31	88	79,245
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27(a)	433	$437,304
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	181	142,393
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	375	394,317
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31	181	156,787
2.900%	04/01/41	132	109,619
3.800%	02/15/28	371	370,651
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	683	552,108
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	596	506,049
4.300%	03/25/28	333	349,084
4.780%	03/25/38	212	231,433
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	208	176,794
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.900%	10/01/26	596	625,631
5.300%	10/01/29(a)	601	654,646
6.020%	06/15/26	883	958,074
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	534	548,212
5.875%	06/15/28	207	218,660
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	742	734,839
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	34	33,031
3.950%	03/20/28	839	838,520
4.000%	09/15/55	186	160,728
4.950%	05/15/42	40	39,856
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	455	409,698
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31(a)	336	317,462
First Ref. Mortgage
4.000%	09/30/42	305	313,268
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31	225	206,300
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	260	231,032

A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.400%	12/15/31	1,077	$994,691
3.400%	10/01/46	194	181,013
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	833	701,168
3.750%	05/15/46	110	109,452
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	34	36,309
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	159	139,351
3.400%	04/01/32	190	191,087
4.000%	04/01/52	50	53,111
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	260	232,065
3.616%	08/01/27	150	148,052
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	630	594,064
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	247	217,446
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	250	203,483
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	143	140,364
4.150%	09/15/29	252	252,920
5.150%	02/01/43	155	153,162
5.150%	03/15/45	374	378,444
5.250%	04/15/29	786	842,323
5.300%	04/01/44	163	166,378
5.950%	10/01/43	216	231,732
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	110	119,763
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	102	105,883
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31(a)	380	341,372
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	252	218,842
2.350%	06/15/32	380	346,436
2.900%	03/15/51	283	244,359
4.950%	01/15/45	737	764,374
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	71	67,205
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	285	261,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
1.750%	03/15/31	160	$139,682
3.450%	12/01/27	62	61,337
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	132	112,159
3.300%	02/15/53	274	234,307
3.700%	01/31/51	141	129,228
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	185	142,927
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	4	3,823
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32	210	204,860
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	404	373,797
3.095%	08/16/49(a)	360	329,370
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	150	134,603
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	1,685	1,616,447
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	539	518,101
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	1,032	1,015,558
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	438	407,523
Florida Power & Light Co.,
First Mortgage
2.450%	02/03/32	349	328,521
3.800%	12/15/42	216	220,585
4.050%	06/01/42	44	46,268
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.300%	02/10/25(a)	1,000	949,731
3.375%	11/13/25(a)	550	537,786
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	700	697,730
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	456	455,857
4.625%	08/01/30(a)	203	207,537
5.250%	09/01/29(a)	878	919,621
5.400%	11/14/34	110	122,320
5.450%	03/15/43	208	233,388
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,040	1,121,373

A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23(a)	640	$659,495
6.125%	10/01/25(a)	1,349	1,449,674
General Motors Financial Co., Inc.,
Gtd. Notes
5.250%	03/01/26	26	27,250
Sr. Unsec’d. Notes
2.400%	10/15/28	580	521,436
2.750%	06/20/25	877	852,616
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40(a)	874	734,459
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.150%	01/15/27(a)	684	642,818
2.900%	05/15/30	928	858,739
3.200%	08/15/29	352	334,699
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	173	158,267
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,077	993,994
1.542%(ff)	09/10/27	812	744,184
1.757%(ff)	01/24/25	698	680,657
1.948%(ff)	10/21/27	433	402,593
2.383%(ff)	07/21/32	636	565,166
2.615%(ff)	04/22/32	353	320,857
2.640%(ff)	02/24/28	1,736	1,661,481
3.102%(ff)	02/24/33	998	941,714
3.500%	04/01/25	1,579	1,591,807
3.615%(ff)	03/15/28(a)	1,615	1,615,076
4.017%(ff)	10/31/38	238	239,797
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	141	138,918
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	380	380,183
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)	468	451,783
5.375%	02/01/25	402	419,019
5.375%	09/01/26(a)	649	683,634
5.625%	09/01/28(a)	1,191	1,287,490
5.875%	02/15/26	159	169,130
5.875%	02/01/29	185	202,849
Sr. Sec’d. Notes
4.500%	02/15/27(a)	1,616	1,669,565
Sr. Sec’d. Notes, 144A
3.125%	03/15/27(a)	380	371,292
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	107	120,414
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31(a)	700	$625,360
2.375%	03/15/51	353	283,614
2.750%	09/15/51	330	284,246
3.300%	04/15/40	319	307,676
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.100%	09/15/28	353	313,344
2.375%	10/15/27	123	112,994
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	468	433,765
3.734%	12/08/47	93	93,555
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30(a)	1,202	1,142,395
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	201	187,209
4.300%	01/15/26	177	180,687
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	427	460,113
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38	97	98,618
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	517	496,920
3.500%	05/01/50	300	279,511
4.950%	08/15/45	137	151,934
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	630	612,551
4.597%	05/25/28	503	531,914
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	256	228,859
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	441	386,596
3.250%	08/01/50	556	461,323
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50(a)	435	409,680
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	196	196,316
4.625%	10/01/39	468	474,022
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47	75	79,717
Lear Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/32	47	41,508

A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.550%	01/15/52	556	$460,566
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31(a)	402	348,580
2.950%	05/15/23	97	97,241
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	62	65,984
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27	65	65,455
3.700%	04/15/46	579	552,788
3.750%	04/01/32	245	247,826
Magallanes, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32	596	599,357
5.050%	03/15/42	490	499,894
5.141%	03/15/52	235	240,578
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	208	199,002
3.700%	02/15/42	115	110,914
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	790	690,862
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31	35	32,431
2.350%	06/24/40	97	83,694
2.750%	12/10/51	896	780,926
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	94	97,631
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	170	165,513
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24	428	410,630
2.670%	09/01/23	208	207,406
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	237	221,439
3.450%	08/08/36	216	224,210
3.700%	08/08/46	448	478,968
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	62	62,742
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	623	621,729
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	225	169,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, SOFR + 0.625%
0.895%(c)	01/24/25(a)	1,121	$1,115,825
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26(a)	675	620,769
1.593%(ff)	05/04/27(a)	2,715	2,523,951
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	971	894,863
2.239%(ff)	07/21/32	552	489,436
2.699%(ff)	01/22/31	396	370,454
3.875%	01/27/26	618	629,728
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	49	42,255
1.928%(ff)	04/28/32	270	233,344
2.511%(ff)	10/20/32	592	536,068
2.720%(ff)	07/22/25(a)	1,400	1,385,154
2.802%(ff)	01/25/52	119	99,505
3.622%(ff)	04/01/31	212	211,384
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	225	230,512
MPLX LP,
Jr. Sub. Notes, Series B
6.875%(ff)	02/15/23(oo)	225	221,790
Sr. Unsec’d. Notes
4.500%	04/15/38	325	331,198
4.700%	04/15/48	209	210,695
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	177	141,775
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust Bond
1.350%	03/15/31	768	647,305
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	125	124,021
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	949	990,836
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	693	738,918
5.375%	11/15/29	111	120,328
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	274	220,368
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
1.850%	08/01/31(a)	397	347,729
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	110	106,248
4.450%	05/15/69	97	99,925
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 2.125%
2.951%(c)	06/15/67	449	379,243

A19

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	438	$371,636
2.950%	09/01/29(a)	402	382,861
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	340	303,521
3.950%	10/01/42	97	97,933
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	250	220,030
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	124	120,576
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	749	745,899
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	220	222,179
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	479	439,745
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	375	313,059
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31(a)	525	479,093
3.250%	11/15/27	326	317,243
3.600%	04/01/40	1,171	1,015,068
3.600%	04/01/50	437	362,172
3.850%	07/15/36	106	97,763
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	318	337,262
Pacific Gas & Electric Co.,
First Mortgage
1.700%	11/15/23	406	395,917
3.450%	07/01/25	585	573,325
3.500%	08/01/50	221	176,012
4.450%	04/15/42	415	370,955
4.500%	07/01/40	365	333,577
4.600%	06/15/43	320	286,297
PacifiCorp,
First Mortgage
2.700%	09/15/30	159	152,159
2.900%	06/15/52(a)	465	408,180
3.300%	03/15/51	440	406,082
4.125%	01/15/49	157	163,759
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	145	146,303
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	275	256,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	375	$323,987
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	795	679,747
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50(a)	437	387,412
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	70	60,514
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	271	252,693
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	427	380,255
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	402	356,311
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	252	224,916
5.150%	06/01/42	102	99,468
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
3.661%(c)	03/30/67	732	641,466
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	124	92,017
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	318	336,230
First Mortgage, Series 36
2.700%	01/15/51	185	155,806
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31	322	287,778
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	80	59,272
2.700%	05/01/50	185	156,173
3.100%	03/15/32	270	267,094
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	230	210,843
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29(a)	712	713,156
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	428	379,245
2.375%	03/15/32	499	459,016
3.030%	03/15/52	159	139,995
3.125%	07/01/50	358	322,050

A20

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.750%	11/01/46	141	$139,412
4.125%	11/16/28	1,031	1,077,860
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32(a)	370	349,554
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	593	565,659
3.700%	06/15/30	420	420,192
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	870	753,612
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	146	117,568
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	291	263,833
2.000%	06/30/30	137	122,030
2.950%	09/15/29	194	187,078
Royalty Pharma PLC,
Gtd. Notes
3.350%	09/02/51	366	293,804
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	243	183,381
Gtd. Notes, 144A
2.900%	03/01/32	240	232,631
4.250%	05/01/29(a)	524	551,388
4.750%	08/01/28	360	386,724
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	706	726,402
4.500%	05/15/30(a)	821	860,360
5.000%	03/15/27	552	584,248
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51(a)	406	362,464
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	82,592
First Mortgage, Series UUU
3.320%	04/15/50	51	47,400
First Mortgage, Series XXX
3.000%	03/15/32	280	271,209
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	275	277,924
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52	539	501,946
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.200%	03/15/32	420	372,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	340	$308,805
Southern California Edison Co.,
First Mortgage, Series 20A
2.950%	02/01/51	336	275,858
First Ref. Mortgage, Series B
3.650%	03/01/28	521	522,834
First Ref. Mortgage, Series C
3.600%	02/01/45	194	174,058
4.125%	03/01/48	265	259,258
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	575	567,090
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31	665	570,686
Gtd. Notes, Series 21A
3.150%	09/30/51	132	112,684
Southern Power Co.,
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	468	498,536
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	97	91,505
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	247	235,598
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28(a)	1,015	973,780
Sysco Corp.,
Gtd. Notes
3.150%	12/14/51	273	233,606
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	124	124,375
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	119	111,570
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
0.000%	10/10/99^	725	1,087
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	240	221,993
5.875%	11/15/40	93	100,039
T-Mobile USA, Inc.,
Gtd. Notes
3.375%	04/15/29(a)	964	918,774
Sr. Sec’d. Notes
2.050%	02/15/28	344	315,181
3.000%	02/15/41	230	194,321
3.750%	04/15/27	251	252,816
4.375%	04/15/40	110	110,936

A21

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	240	$212,918
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	92	87,405
Union Electric Co.,
First Mortgage
2.150%	03/15/32(a)	402	365,892
2.950%	03/15/30	204	200,272
3.900%	04/01/52	105	108,708
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.600%	09/15/37	203	203,552
4.375%	09/10/38	220	231,279
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	545	539,284
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	81	80,902
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	358	339,273
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	713	639,687
3.050%	05/15/41	177	165,016
3.250%	05/15/51	247	233,362
3.500%	08/15/39	503	499,908
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30(a)	561	510,114
2.650%	01/15/32	122	109,711
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	185	168,213
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	160	160,000
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31(a)	322	295,248
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	366	319,902
1.750%	01/20/31	287	250,507
2.100%	03/22/28	212	197,901
2.650%	11/20/40	596	506,841
3.875%	02/08/29(a)	512	532,772
4.272%	01/15/36	940	991,448
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32(a)	1,406	1,271,184
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	879	706,898
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	544	$493,702
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	256	253,718
4.300%	07/15/29	796	772,995
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28	194	172,893
2.200%	08/15/31(a)	581	511,014
3.900%	08/21/27(a)	356	361,167
4.650%	05/15/27	54	56,648
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	239	232,912
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26(a)	918	886,307
3.068%(ff)	04/30/41	274	246,950
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,192	1,127,973
2.406%(ff)	10/30/25	401	392,961
3.196%(ff)	06/17/27	987	975,116
3.350%(ff)	03/02/33(a)	500	486,177
3.584%(ff)	05/22/28	1,077	1,076,706
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/32	360	331,786
3.100%	01/15/30	404	389,853
3.850%	06/15/32	130	131,150
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	650	548,924
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	300	275,981
5.400%	03/04/44	247	271,894
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	300	270,394
2.450%	02/01/32	230	204,528
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/45	71	71,428
			202,743,422

Total Corporate Bonds (cost $318,864,041)			294,740,842
Municipal Bonds — 0.0%
New York
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	530	605,436

A22

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	150	$167,604

Total Municipal Bonds (cost $874,721)			773,040
Residential Mortgage-Backed Securities — 0.2%
United States
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	115	128,958
Series 2002-T19, Class A2
7.000%	07/25/42	201	222,613
Fannie Mae Interest Strips,
Series 417, Class C11, IO
2.500%	02/25/28	740	35,849
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
6.880%(s)	05/25/44	209	166,115
Series 2004-W12, Class 1PO, PO
3.381%(s)	07/25/44	189	168,511
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	104	112,237
Series 2003-49, Class YC
4.000%	06/25/23	10	10,460
Series 2003-78, Class B
5.000%	08/25/23	36	36,883
Series 2004-35, Class AZ
4.500%	05/25/34	196	204,857
Series 2004-70, Class EB
5.000%	10/25/24	6	6,152
Series 2006-044, Class P, PO
3.059%(s)	12/25/33	24	21,506
Series 2006-077, Class PC
6.500%	08/25/36	28	30,249
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.247%(c)	12/25/36	22	21,470
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
5.993%(c)	12/25/37	311	40,246
Series 2008-85, Class EB
5.000%	09/25/28	18	18,425
Series 2011-52, Class GB
5.000%	06/25/41	192	204,255
Series 2012-13, Class JP
4.500%	02/25/42	44	43,692
Series 2012-79, Class TP
6.500%	07/25/42	40	43,758
Series 2013-04, Class AJ
3.500%	02/25/43	189	186,429
Series 2013-13, Class IK, IO
2.500%	03/25/28	543	27,041
Series 2013-31, Class NC
3.000%	04/25/43	554	536,954
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Fannie Mae Trust,
Series 2003-W06, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
0.537%(c)	09/25/42	251	$249,901
Series 2004-W09, Class 1PO, PO
5.110%(s)	02/25/44	242	202,471
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	88	93,457
Series 2768, Class PK
5.000%	03/15/34	78	82,651
Series 2846, Class GB
5.000%	08/15/24	72	73,366
Series 2877, Class PB
5.500%	10/15/34	326	346,870
Series 2902, Class QG
5.500%	12/15/34	69	74,607
Series 3158, Class NE
5.500%	05/15/36	69	75,136
Series 3187, Class Z
5.000%	07/15/36	154	162,801
Series 3704, Class DC
4.000%	11/15/36	31	31,353
Series 3816, Class HN
4.500%	01/15/41	275	287,622
Series 3920, Class LP
5.000%	01/15/34	124	131,239
Series 4054, Class HI, IO
3.000%	05/15/26	32	36
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	206	208,801
Series 304, Class C32, IO
3.000%	12/15/27	354	18,940
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	157	159,906
Series 2004-19, Class KE
5.000%	03/16/34	320	334,937
Series 2005-03, Class QB
5.000%	01/16/35	79	82,866
Series 2008-38, Class BG
5.000%	05/16/38	164	172,343
Series 2011-22, Class WA
5.895%(cc)	02/20/37	147	159,273
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
0.536%(c)	04/20/60	2	2,129
Series 2013-184, Class KZ
2.500%	12/20/43	820	750,318
Series 2013-H04, Class BA
1.650%	02/20/63	6	5,595

A23

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.506%(c)	02/20/62	2	$1,965

Total Residential Mortgage-Backed Securities (cost $6,161,703)			5,975,243
Sovereign Bonds — 0.2%
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27	670	679,570
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.000%	01/30/30(a)	710	611,018
3.125%	04/15/31(a)	740	627,644
4.125%	05/15/51(a)	230	174,092
			1,412,754
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30(a)	870	838,606
4.280%	08/14/41	710	663,032
4.600%	02/10/48(a)	350	334,101
			1,835,739
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31	662	624,920

Total Sovereign Bonds (cost $5,073,451)			4,552,983
U.S. Government Agency Obligations — 4.9%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51	16,666	15,513,179
2.500%	07/01/50	335	320,748
2.500%	07/01/50	693	665,248
2.500%	08/01/50	944	908,264
2.500%	10/01/50	1,851	1,776,127
2.500%	12/01/50	4,827	4,611,938
2.500%	02/01/51	329	314,371
2.500%	02/01/51	741	710,001
2.500%	02/01/51	1,583	1,519,465
2.500%	03/01/51	1,048	1,004,999
2.500%	11/01/51	2,130	2,044,523
3.000%	12/01/49	2,105	2,068,894
3.500%	03/01/32	332	336,193
4.000%	02/01/26	64	65,811
4.000%	07/01/48	660	677,969
4.500%	09/01/24	11	11,810
4.500%	08/01/30	96	99,733
4.500%	04/01/47	81	84,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/47	396	$416,496
5.000%	04/01/22	—(r)	59
5.000%	07/01/23	16	16,763
5.000%	10/01/23	11	11,162
5.000%	11/01/23	1	1,050
5.000%	06/01/30	71	75,626
5.000%	10/01/40	257	278,206
5.500%	06/01/23	9	8,726
5.500%	12/01/24	5	4,903
5.500%	04/01/27	25	26,516
5.500%	06/01/35	67	73,702
7.000%	11/01/37	84	95,009
Federal National Mortgage Assoc.
2.000%	03/01/51	6,535	6,084,401
2.500%	08/01/50	329	314,566
2.500%	09/01/50	1,184	1,134,547
2.500%	09/01/50	3,706	3,552,161
2.500%	09/01/50	5,397	5,178,474
2.500%	11/01/50	8,133	7,783,787
2.500%	12/01/51	1,814	1,739,150
2.500%	01/01/52	2,184	2,090,629
2.620%	11/01/31	1,615	1,574,694
3.000%	TBA	13,810	13,507,906
3.000%	07/01/50	2,283	2,246,673
3.000%	08/01/50	1,676	1,652,687
3.000%	08/01/51	2,352	2,310,283
3.000%	02/01/52	1,671	1,635,963
3.000%	02/01/52	5,962	5,838,699
3.250%	08/01/34	501	509,006
3.500%	TBA	2,100	2,096,367
3.500%	TBA	5,210	5,218,955
3.500%	08/01/32	239	241,991
3.500%	10/01/32	290	293,816
3.500%	04/01/33	73	73,734
3.500%	04/01/33	451	455,623
3.500%	05/01/33	307	311,204
3.500%	09/01/42	287	292,852
3.500%	10/01/42	277	283,125
3.500%	01/01/43	350	357,265
3.500%	07/01/43	328	335,084
3.500%	07/01/50	432	435,415
3.820%	07/01/27	1,915	1,994,801
4.000%	TBA	2,060	2,094,667
4.000%	06/01/47	479	496,701
4.500%	06/01/26	101	105,851
4.500%	09/01/26	36	37,385
4.500%	04/01/47	589	621,615
5.000%	05/01/23	9	9,264
5.000%	06/01/23	10	9,701
5.000%	01/01/26	69	70,632
5.000%	12/01/29	75	80,107
5.000%	10/01/39	161	174,826
5.000%	07/01/41	109	117,604
5.500%	01/01/26	11	11,496
5.500%	06/01/26	11	11,168
5.500%	05/01/28	49	52,360
5.500%	05/01/33	116	126,610

A24

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	06/01/33	50	$52,947
5.500%	10/01/33	60	65,213
5.500%	01/01/34	176	192,324
5.500%	02/01/35	76	83,269
5.500%	04/01/36	30	30,939
5.500%	04/01/37	104	113,642
6.000%	10/01/22	2	2,477
6.000%	10/01/27	61	65,346
6.000%	11/01/27	47	50,288
6.000%	03/01/34	136	150,486
6.000%	04/01/39	235	261,268
7.000%	01/01/39	105	120,762
7.500%	10/01/35	121	134,367
Government National Mortgage Assoc.
3.000%	10/20/51	17,392	17,232,383
3.000%	11/20/51	9,073	8,987,229
3.500%	TBA	2,090	2,094,898
3.500%	TBA	7,010	7,048,336
4.000%	TBA	2,060	2,092,590
4.500%	06/20/25	35	36,539
4.500%	11/15/39	220	240,812
5.000%	04/15/25	290	290,451
5.000%	11/15/39	671	736,776
6.000%	01/15/40	293	328,610
Tennessee Valley Authority Principal Strips, Bonds
2.743%(s)	06/15/35	600	388,062

Total U.S. Government Agency Obligations (cost $153,936,838)			148,105,630
U.S. Treasury Obligations — 11.0%
U.S. Treasury Bonds
1.125%	08/15/40	19,620	15,371,044
1.250%	05/15/50	16,121	12,032,815
1.875%	11/15/51(a)	9,130	7,994,456
2.000%	11/15/41	1,320	1,194,187
2.000%	02/15/50	2,640	2,375,175
2.000%	08/15/51	50	45,070
2.250%	08/15/46	3,434	3,210,790
2.250%	08/15/49	305	289,655
2.250%	02/15/52	310	297,309
2.375%	02/15/42	670	646,550
2.375%	11/15/49	30	29,306
2.750%	11/15/42	570	578,550
2.875%	05/15/43	10,000	10,340,625
3.000%	11/15/44	38	40,250
3.125%	05/15/48	65	72,495
3.750%	08/15/41	2,090	2,456,403
3.750%	11/15/43	416	491,660
3.875%	08/15/40	2,315	2,763,531
4.375%	05/15/40	4,507	5,728,820
U.S. Treasury Notes
0.125%	01/31/23(k)	32,712	32,324,724
0.125%	05/31/23	25,300	24,781,152
0.125%	07/31/23	14,831	14,456,749
0.125%	01/15/24	2,000	1,924,531
0.250%	06/15/24	35,470	33,826,742
0.375%	07/15/24	3,359	3,206,008
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.375%	09/15/24	4,390	$4,170,843
0.500%	03/15/23	5,820	5,756,571
0.500%	11/30/23	9,620	9,350,941
0.500%	03/31/25	2,700	2,543,906
0.625%	07/31/26	6,883	6,351,718
0.750%	12/31/23	7,070	6,886,898
0.750%	05/31/26	35,700	33,203,789
0.875%	11/15/30	290	256,922
1.000%	12/15/24	3,120	2,998,125
1.000%	07/31/28	9,414	8,614,546
1.125%	01/15/25	21,680	20,878,856
1.125%	08/31/28	610	562,058
1.250%	12/31/26	4,790	4,525,802
1.250%	03/31/28	3,815	3,558,084
1.250%	05/31/28	2,660	2,476,502
1.250%	06/30/28	7,230	6,725,595
1.250%	09/30/28	3,820	3,544,841
1.250%	08/15/31	338	307,316
1.375%	12/31/28(a)	5,180	4,841,681
1.375%	11/15/31	3,610	3,312,739
1.500%	02/29/24	1,110	1,093,914
1.625%	08/15/29	85	80,604
1.625%	05/15/31	20	18,838
1.750%	12/31/24	341	334,153
1.750%	03/15/25	730	714,602
1.750%	12/31/26	160	154,813
1.750%	01/31/29	2,330	2,231,339
1.875%	08/31/24	45	44,371
1.875%	02/28/27	1,360	1,323,769
1.875%	02/28/29	2,640	2,548,837
1.875%	02/15/32(a)	3,520	3,380,850
2.125%	02/29/24	30	29,892
2.250%	03/31/24	3,240	3,235,570
2.500%	05/15/24	90	90,183
2.500%	02/28/26	4,940	4,932,281
2.500%	03/31/27	1,120	1,122,625
2.625%	12/31/23	7,710	7,757,284

Total U.S. Treasury Obligations (cost $354,310,037)			336,440,255

Total Long-Term Investments (cost $2,401,956,795)			2,536,030,619

	Shares
Short-Term Investments — 21.9%
Affiliated Mutual Funds — 19.7%
PGIM Core Ultra Short Bond Fund(wa)	441,773,555	441,773,555
PGIM Institutional Money Market Fund (cost $159,198,295; includes $159,169,937 of cash collateral for securities on loan)(b)(wa)	159,330,686	159,187,289

Total Affiliated Mutual Funds (cost $600,971,850)		600,960,844

A25

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit — 0.1%
Credit Suisse AG
1.100%	02/03/23	500	$495,711
KEB Hana Bank
0.800%	08/15/22	707	705,577
Lloyds Bank Corp. Markets PLC
0.220%	08/03/22	516	514,494
MUFG Bank, Ltd.
0.220%	07/26/22	550	548,745
Shinhan Bank
0.210%	04/07/22	500	500,002
Shinhan Bank Co., Ltd.
0.800%	08/12/22	264	263,439
Woori Bank
0.791%	08/02/22	750	747,730

Total Certificates of Deposit (cost $3,785,672)			3,775,698
Commercial Paper(n) — 0.1%
American Electric Power Co., Inc.
0.801%	04/29/22	250	249,814
Banco del Estado de Chile
0.231%	07/14/22	250	249,238
CDP Financial, Inc.
0.612%	08/01/22	252	251,104
Her Majesty the Queen in Right
0.180%	06/07/22	250	249,690
PSP Capital Inc.
0.170%	07/29/22	300	299,063
Royal Bank of Canada
0.482%	09/15/22	250	248,252
0.827%	01/20/23	250	246,165
Societe Generale SA
0.634%	01/04/23	250	246,264
Suncor Energy Inc.
0.761%	05/17/22	250	249,663
Svenska Handelsbanken AB
0.807%	01/18/23	345	339,685
Walt Disney Co. (The)
0.200%	05/16/22	250	249,803
Westpac Securities NZ Ltd.
0.523%	11/25/22	250	247,192
0.692%	08/08/22	250	248,971

Total Commercial Paper (cost $3,388,437)			3,374,904
Corporate Bond — 0.0%
United States
Pacific Gas & Electric Co.,
1.338%(c)	11/14/22	160,000	159,711
(cost $160,000)
U.S. Treasury Obligations(n) — 2.0%
U.S. Treasury Bills
0.175%	04/12/22	19,000	18,999,187
0.376%	06/09/22	21,400	21,385,040
0.082%	06/16/22(k)	19,460	19,442,706
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(n) (continued)
0.566%	08/11/22(k)	672	$669,962

Total U.S. Treasury Obligations (cost $60,510,830)			60,496,895

Options Purchased*~ — 0.0%
(cost $545,344)	223,125

Total Short-Term Investments (cost $669,362,133)	668,991,177

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.1% (cost $3,071,318,928)	3,205,021,796

Option Written*~ — (0.0)%
(premiums received $513,453)	(191,250)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.1% (cost $3,070,805,475)	3,204,830,546

Liabilities in excess of other assets(z) — (5.1)%	(156,438,606)

Net Assets — 100.0%	$3,048,391,940

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
A26

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TRQX	Turquoise Stock Exchange
XHKG	Hong Kong Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $833,244 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,692,760; cash collateral of $159,169,937 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.00		2,040		2,040	$127,500
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$128.00		2,040		2,040	95,625
Total Options Purchased (cost $545,344)								$223,125
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.50		4,080		4,080	$(191,250)
(premiums received $513,453)
A27

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
762	10 Year U.S. Treasury Notes	Jun. 2022	$93,630,750	$(2,741,197)
98	10 Year U.S. Ultra Treasury Notes	Jun. 2022	13,275,938	(197,725)
71	20 Year U.S. Treasury Bonds	Jun. 2022	10,654,438	(135,024)
265	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	46,938,125	(1,027,369)
441	DJ US Real Estate Index	Jun. 2022	18,504,360	965,790
1,838	Mini MSCI EAFE Index	Jun. 2022	197,070,360	10,193,002
66	Mini MSCI Emerging Markets Index	Jun. 2022	3,714,150	(28,507)
928	S&P 500 E-Mini Index	Jun. 2022	210,226,800	15,672,036
				22,701,006
Short Positions:
452	2 Year U.S. Treasury Notes	Jun. 2022	95,788,688	784,369
142	5 Year U.S. Treasury Notes	Jun. 2022	16,285,625	285,957
4,051	MSCI Europe Index	Jun. 2022	124,941,955	(7,794,532)
753	Russell 2000 E-Mini Index	Jun. 2022	77,799,960	(3,505,461)
315	S&P Mid Cap 400 E-Mini Index	Jun. 2022	84,709,800	(4,064,149)
				(14,293,816)
				$8,407,190
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/22	Australia And New Zealand Banking Group Ltd.	AUD	10,865	$7,793,592	$8,133,372	$339,780	$—
British Pound,
Expiring 04/29/22	Merrill Lynch International	GBP	7,618	10,290,495	10,005,958	—	(284,537)
Expiring 04/29/22	Merrill Lynch International	GBP	597	780,657	784,469	3,812	—
Expiring 04/29/22	RBC Capital Markets	GBP	20,580	27,147,678	27,030,129	—	(117,549)
Expiring 04/29/22	RBC Capital Markets	GBP	1,320	1,769,429	1,733,717	—	(35,712)
Expiring 04/29/22	RBC Capital Markets	GBP	489	640,823	642,172	1,349	—
Expiring 04/29/22	RBC Capital Markets	GBP	355	477,493	466,829	—	(10,664)
Canadian Dollar,
Expiring 04/29/22	Merrill Lynch International	CAD	15,169	12,063,745	12,131,899	68,154	—
Expiring 04/29/22	Merrill Lynch International	CAD	3,088	2,436,582	2,469,980	33,398	—
Expiring 04/29/22	Merrill Lynch International	CAD	734	575,585	587,041	11,456	—
Expiring 04/29/22	Merrill Lynch International	CAD	666	517,307	532,340	15,033	—
Danish Krone,
Expiring 04/29/22	Merrill Lynch International	DKK	2,847	431,802	423,706	—	(8,096)
Expiring 04/29/22	State Street Bank & Trust Company	DKK	5,406	797,240	804,707	7,467	—
Euro,
Expiring 04/29/22	Barclays Bank PLC	EUR	2,596	2,828,610	2,874,314	45,704	—
Expiring 04/29/22	Barclays Bank PLC	EUR	2,462	2,799,582	2,725,715	—	(73,867)
Expiring 04/29/22	Merrill Lynch International	EUR	3,291	3,760,877	3,643,371	—	(117,506)
Expiring 04/29/22	Merrill Lynch International	EUR	2,666	2,991,774	2,951,409	—	(40,365)
Expiring 04/29/22	Merrill Lynch International	EUR	1,986	2,241,708	2,199,296	—	(42,412)
Expiring 04/29/22	Merrill Lynch International	EUR	1,343	1,469,015	1,486,898	17,883	—
Expiring 04/29/22	RBC Capital Markets	EUR	1,494	1,646,818	1,653,597	6,779	—
Expiring 04/29/22	RBC Capital Markets	EUR	645	720,446	714,519	—	(5,927)
Expiring 04/29/22	RBC Capital Markets	EUR	613	698,067	678,570	—	(19,497)
Expiring 04/29/22	State Street Bank & Trust Company	EUR	2,490	2,737,432	2,756,680	19,248	—
A28

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 04/29/22	Australia And New Zealand Banking Group Ltd.	HKD	18,946	$2,433,475	$2,419,279	$—	$(14,196)
Japanese Yen,
Expiring 05/02/22	Merrill Lynch International	JPY	475,941	4,111,325	3,912,012	—	(199,313)
Expiring 05/02/22	The Toronto-Dominion Bank	JPY	2,800,050	24,548,000	23,015,125	—	(1,532,875)
Norwegian Krone,
Expiring 04/29/22	Citibank, N.A.	NOK	5,389	605,573	611,876	6,303	—
Singapore Dollar,
Expiring 04/29/22	RBC Capital Markets	SGD	2,430	1,792,226	1,792,466	240	—
Expiring 04/29/22	RBC Capital Markets	SGD	1,522	1,121,833	1,122,568	735	—
Swedish Krona,
Expiring 04/29/22	Merrill Lynch International	SEK	8,598	920,778	914,897	—	(5,881)
Expiring 04/29/22	State Street Bank & Trust Company	SEK	51,426	5,464,090	5,472,291	8,201	—
Swiss Franc,
Expiring 04/29/22	Barclays Bank PLC	CHF	1,484	1,615,495	1,607,303	—	(8,192)
Expiring 04/29/22	RBC Capital Markets	CHF	2,194	2,376,337	2,376,423	86	—
Expiring 04/29/22	State Street Bank & Trust Company	CHF	7,807	8,502,903	8,457,045	—	(45,858)
Expiring 04/29/22	State Street Bank & Trust Company	CHF	611	665,543	662,304	—	(3,239)
				$141,774,335	$139,794,277	585,628	(2,565,686)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/29/22	RBC Capital Markets	GBP	638	$862,360	$838,249	$24,111	$—
Expiring 04/29/22	State Street Bank & Trust Company	GBP	653	873,134	857,599	15,535	—
Danish Krone,
Expiring 04/29/22	Merrill Lynch International	DKK	60,791	9,239,041	9,048,509	190,532	—
Expiring 04/29/22	State Street Bank & Trust Company	DKK	10,016	1,526,568	1,490,891	35,677	—
Expiring 04/29/22	State Street Bank & Trust Company	DKK	3,512	523,678	522,740	938	—
Expiring 04/29/22	The Toronto-Dominion Bank	DKK	12,014	1,776,546	1,788,205	—	(11,659)
Euro,
Expiring 04/29/22	Barclays Bank PLC	EUR	7,131	8,087,468	7,895,510	191,958	—
Expiring 04/29/22	Barclays Bank PLC	EUR	2,436	2,737,815	2,697,141	40,674	—
Expiring 04/29/22	Barclays Bank PLC	EUR	1,387	1,516,623	1,535,336	—	(18,713)
Expiring 04/29/22	Merrill Lynch International	EUR	27,514	31,117,010	30,463,147	653,863	—
Expiring 04/29/22	Merrill Lynch International	EUR	2,403	2,656,294	2,660,461	—	(4,167)
Expiring 04/29/22	RBC Capital Markets	EUR	2,395	2,674,110	2,651,747	22,363	—
Expiring 04/29/22	State Street Bank & Trust Company	EUR	4,257	4,740,125	4,713,471	26,654	—
Expiring 04/29/22	State Street Bank & Trust Company	EUR	3,850	4,261,242	4,262,277	—	(1,035)
Expiring 04/29/22	State Street Bank & Trust Company	EUR	1,964	2,228,545	2,175,023	53,522	—
Expiring 04/29/22	State Street Bank & Trust Company	EUR	825	912,677	913,566	—	(889)
Expiring 04/29/22	State Street Bank & Trust Company	EUR	606	689,778	670,792	18,986	—
Expiring 04/29/22	State Street Bank & Trust Company	EUR	537	610,670	594,890	15,780	—
Expiring 04/29/22	The Toronto-Dominion Bank	EUR	100,653	110,661,870	111,442,493	—	(780,623)
Japanese Yen,
Expiring 05/02/22	RBC Capital Markets	JPY	253,326	2,212,014	2,082,223	129,791	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	251,020	2,171,494	2,063,272	108,222	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	239,860	2,069,889	1,971,535	98,354	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	160,776	1,374,491	1,321,507	52,984	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	83,820	728,143	688,960	39,183	—
Expiring 05/02/22	State Street Bank & Trust Company	JPY	69,535	610,970	571,550	39,420	—
A29

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 04/29/22	Barclays Bank PLC	SGD	1,283	$952,313	$946,363	$5,950	$—
Expiring 04/29/22	State Street Bank & Trust Company	SGD	8,010	5,956,646	5,909,476	47,170	—
Swedish Krona,
Expiring 04/29/22	Merrill Lynch International	SEK	27,483	2,974,290	2,924,464	49,826	—
Expiring 04/29/22	RBC Capital Markets	SEK	6,111	614,445	650,253	—	(35,808)
Expiring 04/29/22	State Street Bank & Trust Company	SEK	6,594	703,932	701,720	2,212	—
Swiss Franc,
Expiring 04/29/22	State Street Bank & Trust Company	CHF	1,640	1,760,031	1,776,912	—	(16,881)
				$209,824,212	$208,830,282	1,863,705	(869,775)
						$2,449,333	$(3,435,461)
Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 747	$212,384	$—	$212,384
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 618	80,446	—	80,446
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 1,065	50,500	—	50,500
Auto Trader Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 769	(1,458)	—	(1,458)
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 912	142,049	—	142,049
Barclays PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 715	1,688	—	1,688
BP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 2,707	98,920	—	98,920
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 918	121,198	—	121,198
Computacenter PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 434	115,408	—	115,408
Corporacion Acciona Energias Renovables SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 788	136,262	—	136,262
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 1,656	347,476	—	347,476
Future PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 502	94,485	—	94,485
Glencore PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 2,027	126,293	—	126,293
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 445	164,915	—	164,915
JD Sports Fashion PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 569	91,010	—	91,010
Kering SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 1,255	75,591	—	75,591
Lloyds Banking Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 1,208	209,666	—	209,666
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 2,770	412,684	—	412,684
A30

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Marks & Spencer Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 629	$23,835	$—	$23,835
Oxford Instruments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 392	105,645	—	105,645
PageGroup PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 498	78,877	—	78,877
Pernod Ricard SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 1,543	202,568	—	202,568
Petershill Partners PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 333	120,472	—	120,472
RELX PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 1,243	129,870	—	129,870
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 948	130,628	—	130,628
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	GBP 650	24,082	—	24,082
Teleperformance SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 996	76,539	—	76,539
TotalEnergies SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 3,453	122,144	—	122,144
Veolia Environnement SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 947	178,979	—	178,979
Vinci SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/22	EUR 1,319	187,659	—	187,659
					$3,860,815	$—	$3,860,815
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31